T. Rowe Price Extended Equity Market Index Fund

Supplement to Prospectus and Summary Prospectus Dated May 1, 2013

The following information amends the summary prospectus and prospectus, each dated May 1, 2013, and supersedes the supplement dated August 16, 2013.

On October 22, 2013, the Extended Equity Market Index Fund's shareholders approved the proposed amendment to the fund's investment objective. Accordingly, the investment objective is revised as follows:

The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.

In connection with the investment objective change, the first paragraph under "Principal Investment Strategies" is revised as follows:

The fund attempts to match the investment return of small- and mid-capitalization U.S. stocks by seeking to match the performance of its benchmark index, the Standard & Poor's Completion Index (S&P Index). The S&P Index consists of primarily small- and mid-capitalization stocks and generally includes those U.S. stocks that are not included in the Standard & Poor's 500 Stock Index.